Organization and Nature of Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Nature of Business Operations [Abstract]
Organization and Nature of Business Operations

Note 2 — Organization and Nature of Business Operations

The Company is a blank check company formed in Delaware on June 15, 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The Company’s sponsor is HH-HACII, L.P. (the “Sponsor”). Through March 31, 2012, the Company’s efforts have been limited to activities relating to the organization of the Company, the Offering (as defined below), identifying and evaluating prospective acquisition candidates and general corporate matters. The Company has not generated any revenues, other than interest income earned on the proceeds held in the trust account established in connection with the Offering. The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective October 8, 2010. The Company consummated the Offering on October 14, 2010 and received proceeds of approximately $145.25 million, net of the underwriters’ commissions of $3.00 million and offering costs and other expenses of $1.75 million. In the Offering, the Company sold to the public 15,000,000 Units (as defined below in Note 4) at a price of $10.00 per Unit. Simultaneously with the consummation of the Offering, the Company consummated the private sale of 6,666,667 warrants (“Sponsor Warrants”) to the Sponsor at a price of $0.75 per Sponsor Warrant, generating gross proceeds, before expenses, of $5.00 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and Private Placement totaled approximately $150.25 million, net of underwriters’ commissions and offering costs. $149.25 million of the net proceeds were placed in a trust account at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee. The remaining $1.00 million of net proceeds were held outside of the trust and were placed in a money market account with JPMorgan Chase Bank, N.A.

Except for a portion of the interest income earned on the trust account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the Company’s shares of common stock issued as part of the Units described in Note 4 (the “Public Shares”) if the Company seeks stockholder approval of its initial business combination, none of the funds held in the trust account will be released until the earlier of the completion of the Company’s initial business combination and the redemption of 100% of the Public Shares if the Company is unable to consummate a business combination by July 14, 2012 (subject to the requirements of law). The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of Public Shares (the “Public Stockholders”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry, geographic region or minimum transaction value for purposes of consummating an initial business combination. Instead, the Company is focusing on various industries and target businesses that may provide significant opportunities for growth.

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less franchise and income taxes payable, upon the consummation of the Company’s initial business combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants, which will expire worthless in the event the Company does not consummate a business combination.

In the event that the Company enters into a definitive agreement for its initial business combination, the Company will provide the Public Stockholders the opportunity to redeem their shares either by means of a tender offer or in connection with a stockholder vote seeking approval of the initial business combination at a stockholder meeting held for such purpose. The decision as to whether the Company allows its Public Stockholders to redeem their shares by means of a tender offer or in connection with a stockholder vote will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. In the event the Company elects to consummate its initial business combination and conduct the redemptions without a stockholder vote pursuant to Rule 13e-4 and Regulation 14E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which regulate issuer tender offers, the Company will file tender offer documents with the SEC. The tender offer documents will contain substantially the same financial and other information about the Company’s initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies. In the event the Company conducts redemptions pursuant to the tender offer rules, its offer to redeem shares shall remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act. If, however, the Company elects to hold a stockholder vote or a stockholder vote is required by law, the Company will conduct the redemptions pursuant to the proxy rules and not pursuant to the tender offer rules. If accepting all properly submitted redemption requests would cause the net tangible assets of the Company to be less than $5,000,001 or such greater amount necessary to satisfy a closing condition for the relevant business combination, the Company would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. If the Company’s initial business combination is not completed, then Public Stockholders exercising their redemption rights will not be entitled to receive redemption payments.

If the Company seeks stockholder approval, the Company will consummate its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. In such case, the Initial Stockholders (as defined below in Note 6) and James C. Musselman, a member of the Company’s board of directors, have agreed to vote their Founder Shares (as defined below in Note 6) in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination. In addition, the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation by the Company of a business combination. If the Company holds a vote to approve its initial business combination, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 10% of the shares sold in the Offering.

If the Company does not effect a business combination by July 14, 2012, the Company will:

•	cease all operations except for the purpose of winding up;

•

as promptly as reasonably possible, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest but net of franchise and income taxes payable and less up to $100,000 of such net interest that may be released to the Company from the trust account to pay dissolution expenses, divided by the number of then outstanding Public Shares, together with the contingent right to receive, following the Company’s dissolution, a pro rata share of the balance of the Company’s net assets that would otherwise be payable to holders of the Company’s common stock under Delaware law, if any; and

•	as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate;

subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate a business combination by July 14, 2012, which is the date that is 21 months after the closing of the Offering, although the Initial Stockholders will be entitled to redemption with respect to any Public Shares they hold if the Company fails to consummate a business combination within such time period. In the event of a liquidation, it is likely that the per-share value of the residual assets remaining available for distribution (including trust account assets) will be less than the initial public offering price per share in the Offering.

There can be no assurance that the Company will be able to successfully complete an initial business combination by July 14, 2012. That factor and the Company’s declining cash available outside of the trust account raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed financial statements do not include any adjustments that may result from the outcome of this uncertainty.

Note 1 — Organization and Nature of Business Operations

Hicks Acquisition Company II, Inc. (the “Company”) is a blank check company formed In Delaware on June 15, 2010 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The Company’s sponsor is HH-HACII, L.P. (the “Sponsor”). Through December 31, 2011, the Company’s efforts have been limited to activities relating to the organization of the Company, the Offering (as defined below), identifying and evaluating prospective acquisition candidates and general corporate matters. The Company has not generated any revenues, other than interest income earned on the proceeds held in the trust account established in connection with the Offering. The Company has selected December 31 as its fiscal year-end.

The registration statement for the Company’s initial public offering (the “Offering”) was declared effective October 8, 2010. The Company consummated the Offering on October 14, 2010 and received proceeds of approximately $145.25 million, net of the underwriters’ commissions of $3.00 million and offering costs and other expenses of $1.75 million. In the Offering, the Company sold to the public 15,000,000 Units (as defined below in Note 4) at a price of $10.00 per Unit. Simultaneously with the consummation of the Offering, the Company consummated the private sale of 6,666,667 warrants (“Sponsor Warrants”) to the Sponsor at a price of $0.75 per Sponsor Warrant, generating gross proceeds, before expenses, of $5.00 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and the Private Placement totaled approximately $150.25 million, net of underwriters’ commissions and offering costs. $149.25 million of the net proceeds were placed in a trust account at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee. The remaining $1.00 million of net proceeds were held outside of the trust and were placed in a money market account with JPMorgan Chase Bank, N.A.

Except for a portion of the interest income earned on the trust account balance that may be released to the Company to pay any income and franchise taxes and to fund the Company’s working capital requirements, and any amounts necessary to purchase up to 15% of the shares of the Company’s common stock issued as part of the Units described in Note 4 (the “Public Shares”) if the Company seeks stockholder approval for its initial business combination, none of the funds held in the trust account will be released until the earlier of the completion of the Company’s initial business combination and the redemption of 100% of the Public Shares if the Company is unable to consummate a business combination by July 14, 2012 (subject to the requirements of law). The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of Public Shares (the “Public Stockholders”).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. The Company’s efforts in identifying prospective target businesses are not limited to a particular industry, geographic region or minimum transaction value for purposes of consummating an initial business combination. Instead, the Company is focusing on various industries and target businesses that may provide significant opportunities for growth.

The Company will provide its stockholders with the opportunity to redeem their Public Shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less franchise and income taxes payable, upon the consummation of the Company’s initial business combination, subject to the limitations described herein. There will be no redemption rights with respect to outstanding warrants, which will expire worthless in the event the Company does not consummate a business combination. After signing a definitive agreement for the Company’s initial business combination, the Company will provide the Public Stockholders with the opportunity to redeem their shares either by means of a tender offer or in connection with a stockholder vote seeking approval of the Company’s initial business combination at a stockholder meeting held for such purpose. The decision as to whether the Company allows the Public Stockholders to redeem their shares by means of a tender offer or in connection with a stockholder vote will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. In the event the Company elects to consummate its initial business combination and conduct the redemptions without a stockholder vote pursuant to Rule 13e-4 and Regulation 14E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which regulate issuer tender offers, the Company will file tender offer documents with the Securities and Exchange Commission (the “SEC”). The tender offer documents will contain substantially the same financial and other information about the Company’s initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies. In the event the Company conducts redemptions pursuant to the tender offer rules, its offer to redeem shares shall remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act. If, however, the Company elects to hold a stockholder vote or a stockholder vote is required by law, the Company will, like other blank check companies, conduct the redemptions pursuant to the proxy rules and not pursuant to the tender offer rules. If accepting all properly submitted redemption requests would cause the net tangible assets of the Company to be less than $5,000,001 or such greater amount necessary to satisfy a closing condition for the relevant business combination, the Company would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. If the Company’s initial business combination is not completed, then Public Stockholders exercising their redemption rights will not be entitled to receive redemption payments. If the Company holds a vote to approve its initial business combination, a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 10% of the shares sold in the Offering.

If the Company seeks stockholder approval, the Company will consummate its initial business combination only if a majority of the outstanding shares of common stock voted are voted in favor of the business combination. In such case, the Initial Stockholders (as defined below in Note 6) and James C. Musselman, who joined the Company’s board of directors effective upon the listing of the Company’s securities on the NASDAQ Capital Market (“NASDAQ”), have agreed to vote their Founder Shares (as defined below in Note 6) in accordance with the majority of the votes cast by the Public Stockholders and to vote any Public Shares purchased during or after the Offering in favor of the Company’s initial business combination. In addition, the Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the consummation by the Company of a business combination.

If the Company does not effect a business combination by July 14, 2012, the Company will:

•	cease all operations except for the purpose of winding up;

•

as promptly as reasonably possible, redeem 100% of its Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest but net of franchise and income taxes payable and less up to $100,000 of such net interest that may be released to the Company from the trust account to pay dissolution expenses, divided by the number of then outstanding Public Shares, together with the contingent right to receive, following the Company’s dissolution, a pro rata share of the balance of the Company’s net assets that would otherwise be payable to holders of the Company’s common stock under Delaware law, if any; and

•	as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate;

subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Initial Stockholders and Mr. Musselman have agreed to waive their redemption rights with respect to their Founder Shares if the Company fails to consummate a business combination within the 21-month time period, although the Initial Stockholders and Mr. Musselman will be entitled to redemption with respect to any Public Shares they hold if the Company fails to consummate a business combination within such time period. In the event of a liquidation, it is likely that the per-share value of the residual assets remaining available for distribution (including trust account assets) will be less than the initial public offering price per share in the Offering.

While the Company hopes to successfully complete a business combination within the time frame discussed above, there is no assurance that the Company will be able to successfully complete a business combination within such time frame. That factor and the Company’s declining cash available outside of the trust account raise substantial doubt about the Company’s ability to continue as a going concern.